Fair Value Measurements - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage of decrease in future sales	10.00%
Decrease of estimated future sales in amount	$ 2.1
Contingent consideration	41.4	$ 45.1
Accrued Expenses
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	11.8	0.3
Other Long-term Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	$ 29.6	$ 44.8